Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2020
Long-term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables	LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES
The following table presents the components of long-term bank deposits and other receivables as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Prepaid expenses for land rights	$10,608	$15,473
Premises evacuation building input index receivable(1)	29,133	30,867
Cross-currency interest rate swap(2)	16,851	—
Long-term receivables	1,366	1,247
Deposits with banks and other long-term receivables (3)	11,311	10,489
	$69,269	$58,076

(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1D(5)).
(2)    During 2020, the Company received a loan in NIS from a financial institution. The Company entered into a cross currency interest rate SWAP transaction in order to effectively hedge the effect of interest and exchange rate differences resulting from the loan.
(3)    Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $10,175 and $9,064 as of December 31, 2020 and 2019, respectively (see Note 17).